Summary of Significant Accounting Policies - Summary of Weighted Average Assumption Utilized to Determine Fair Value of Option (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)	6 years 2 months 12 days	6 years 3 months 18 days	6 years 4 months 24 days
Risk-free interest rate	2.00%	3.10%	2.50%
Expected volatility	42.70%	52.60%	53.00%
Expected dividend yield	0.00%	0.00%	0.00%
Estimated grant date fair value per ordinary share	$ 9.80	$ 7.20	$ 3.00